FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying values of financial instruments [Table Text Block]
		December 31,
	Note	2022	2021
Financial assets:

Investments	c,e	$2,410	$2,429
Derivative assets		$-	$14

Financial liabilities:

Warrants	b,d	$(8)	$(6,022)

Disclosure of information about key assumptions to measure fair value of warrants [Table Text Block]
The 2021 warrants fair value was measured using the Black & Scholes model with the following key assumptions:

	December 31,	December 31,
	2022	2021	Sensitivity

Expected volatility	93%	83%	Increase (decrease) in key assumptions would result in increase (decrease) in fair value
Expected life (in years)	3.342	4.342
Risk-free interest rate	0.85%	0.85%	Increase (decrease) in key assumptions would result in decrease (increase) in fair value
Expected dividend yield	0%	0%
Fair value:

Per Warrant (Canadian Dollar)	$0.003	$1.979
Total Warrants (Canadian Dollar in thousands)	$8	$6,022

Disclosure of maturity analysis for lease liabilities [Table Text Block]
December 31, 2022

	Less than one year	1 to 5 years	6 to 10 Years	>10 years

Lease liabilities	$922	$1,830	$598	$-
Bank loans and others	$9,246	$399	$-	$-

Total	$10,168	$2,229	$598	$-

December 31, 2021

	Less than one year	1 to 5 years	6 to 10 Years	>10 years

Lease liabilities	$3,130	$11,781	$12,760	$2,620
Bank loans	9,502	-	-	-

Total	$12,632	$11,781	$12,760	$2,620

Disclosure of changes in liabilities arising from financing activities [Table Text Block]

	Loans	Lease liabilities	Warrants	Total liabilities arising from financing activities

Balance as of January 1, 2021	$-	$990	$16,540	$17,530

Issuance of new warrants	-	-	11,832	11,832
Additions for new loans	8,504	-	-	8,504
Additions for new leases	-	1,678	-	1,678
Additions related to acquisitions	1,957	17,222	-	19,179
Repayments	(700)	(1,980)	-	(2,680)
Effective interest	-	1,347	-	1,347
Other changes	133	117	(611)	(361)
Effect of changes in fair value	-	-	(21,739)	(21,739)

Balance as of December 31, 2021	9,894	19,374	6,022	35,290

Additions for new loans	4,660	-	-	4,660
Additions for new leases	-	613	-	613
Repayments	-	(3,085)	-	(3,085)
Effective interest	-	1,429	-	1,429
Effect of exchange rate differences	(1,135)	(2,056)	-	(3,191)
Deconsolidation of Trichome	(3,774)	(14,386)	-	(18,160)
Effect of changes in fair value	-	-	(6,014)	(6,014)

Balance as of December 31, 2022	$9,645	$1,889	$8	$11,542